Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
August 31, 2024
LC-NPRT3-1024
1.805746.120
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	61,000	2,355,520
Entertainment - 0.8%
The Walt Disney Co.	69,475	6,279,151
Universal Music Group NV	206,334	5,398,431
		11,677,582
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A	164,980	26,954,432
Class C	144,060	23,785,747
Match Group, Inc. (b)(c)	92,200	3,430,762
Meta Platforms, Inc. Class A (c)	83,100	43,320,861
Reddit, Inc. Class B (b)	1,200	72,036
Snap, Inc. Class A (b)	338,100	3,157,854
		100,721,692
Media - 1.8%
Charter Communications, Inc. Class A (b)	2,100	729,834
Comcast Corp. Class A	529,423	20,949,268
Interpublic Group of Companies, Inc.	137,920	4,497,571
		26,176,673
TOTAL COMMUNICATION SERVICES		140,931,467
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.0%
Rivian Automotive, Inc. Class A (b)	65,800	929,754
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	8,000	1,428,000
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	3,714	14,518,880
Expedia Group, Inc. Class A (b)	14,400	2,002,896
Marriott International, Inc. Class A	18,200	4,271,358
Starbucks Corp.	30,900	2,922,213
		23,715,347
Household Durables - 0.3%
Mohawk Industries, Inc. (b)(c)	21,706	3,367,469
Whirlpool Corp. (d)	7,134	715,469
		4,082,938
Specialty Retail - 1.0%
JD Sports Fashion PLC	871,100	1,578,170
Lowe's Companies, Inc.	47,630	11,836,055
RH (b)	4,800	1,217,760
		14,631,985
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	14,200	1,183,144
TOTAL CONSUMER DISCRETIONARY		45,971,168
CONSUMER STAPLES - 5.4%
Beverages - 2.0%
Diageo PLC sponsored ADR (d)	32,500	4,249,700
Keurig Dr. Pepper, Inc.	282,600	10,345,986
Monster Beverage Corp. (b)	18,000	848,340
Pernod Ricard SA	9,500	1,352,567
The Coca-Cola Co.	162,981	11,811,233
		28,607,826
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co. (b)	34,200	2,552,688
Sysco Corp.	83,300	6,494,901
Target Corp. (c)	23,600	3,625,432
U.S. Foods Holding Corp. (b)	40,000	2,368,400
Walmart, Inc. (c)	80,000	6,178,400
		21,219,821
Food Products - 0.1%
Lamb Weston Holdings, Inc.	14,000	866,880
Personal Care Products - 1.6%
Estee Lauder Companies, Inc. Class A	31,200	2,859,792
Haleon PLC ADR	1,031,038	10,495,967
Kenvue, Inc.	456,807	10,026,914
		23,382,673
Tobacco - 0.3%
Altria Group, Inc.	49,580	2,665,917
British American Tobacco PLC sponsored ADR	19,900	747,643
Philip Morris International, Inc.	10,900	1,343,861
		4,757,421
TOTAL CONSUMER STAPLES		78,834,621
ENERGY - 9.2%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	17,700	1,569,990
Oil, Gas & Consumable Fuels - 9.1%
Exxon Mobil Corp.	747,904	88,207,798
Galp Energia SGPS SA	123,200	2,554,836
Hess Corp.	1,000	138,060
Imperial Oil Ltd.	242,800	18,286,796
Kosmos Energy Ltd. (b)(d)	318,847	1,552,785
MEG Energy Corp.	210,400	4,190,358
Shell PLC ADR	250,700	17,965,162
		132,895,795
TOTAL ENERGY		134,465,785
FINANCIALS - 16.2%
Banks - 11.3%
Bank of America Corp. (c)	920,814	37,523,171
HDFC Bank Ltd. sponsored ADR	4,700	287,217
JPMorgan Chase & Co. (c)	72,018	16,189,646
M&T Bank Corp.	34,128	5,873,770
PNC Financial Services Group, Inc.	85,241	15,777,257
U.S. Bancorp	235,990	11,145,808
Wells Fargo & Co. (c)	1,326,103	77,537,242
		164,334,111
Capital Markets - 2.1%
3i Group PLC	16,500	693,077
Charles Schwab Corp.	12,200	794,220
CME Group, Inc.	1,500	323,610
KKR & Co., Inc. Class A	106,391	13,168,014
Moody's Corp.	2,100	1,024,254
Morgan Stanley	28,125	2,914,031
MSCI, Inc.	800	464,472
Northern Trust Corp.	121,391	11,072,073
Raymond James Financial, Inc.	8,393	1,003,551
		31,457,302
Financial Services - 2.4%
Acacia Research Corp. (b)	36,900	177,489
Corpay, Inc. (b)	5,300	1,672,415
Fidelity National Information Services, Inc.	8,500	700,825
Global Payments, Inc.	11,800	1,309,918
MasterCard, Inc. Class A	11,215	5,420,658
PayPal Holdings, Inc. (b)	25,700	1,861,451
Visa, Inc. Class A	86,827	23,996,378
		35,139,134
Insurance - 0.4%
Arthur J. Gallagher & Co.	10,000	2,925,700
Chubb Ltd.	10,495	2,982,469
		5,908,169
TOTAL FINANCIALS		236,838,716
HEALTH CARE - 12.0%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	12,119	3,183,540
Argenx SE ADR (b)	1,900	982,908
Gilead Sciences, Inc.	10,700	845,300
Merus BV (b)	15,500	790,345
Vaxcyte, Inc. (b)	32,800	2,648,928
		8,451,021
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	14,300	1,619,761
Becton, Dickinson & Co.	10,797	2,617,301
Boston Scientific Corp. (b)	279,926	22,895,148
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	52,186	1,574,452
Masimo Corp. (b)	300	35,256
Solventum Corp.	16,312	1,045,762
		29,787,680
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	67,982	7,662,931
Cigna Group	51,203	18,525,757
CVS Health Corp.	47,468	2,717,068
Guardant Health, Inc. (b)	22,800	583,224
Humana, Inc.	17,200	6,096,884
McKesson Corp.	21,206	11,898,262
UnitedHealth Group, Inc.	45,199	26,676,450
		74,160,576
Life Sciences Tools & Services - 0.5%
Danaher Corp.	22,200	5,978,682
Thermo Fisher Scientific, Inc.	1,100	676,577
		6,655,259
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	223,717	11,174,664
Eli Lilly & Co. (c)	13,700	13,152,274
Galderma Group AG	19,300	1,868,584
GSK PLC sponsored ADR	229,130	10,061,098
Johnson & Johnson	53,287	8,838,182
UCB SA	60,700	10,983,907
		56,078,709
TOTAL HEALTH CARE		175,133,245
INDUSTRIALS - 15.9%
Aerospace & Defense - 9.5%
Airbus Group NV	35,600	5,468,676
Bombardier, Inc. Class B (sub. vtg.) (b)	38,300	2,630,541
Embraer SA sponsored ADR (b)(c)	42,200	1,402,306
General Dynamics Corp.	15,129	4,529,017
General Electric Co. (c)	452,013	78,930,510
Huntington Ingalls Industries, Inc.	12,019	3,398,613
Rolls-Royce Holdings PLC (b)	244,600	1,603,695
Spirit AeroSystems Holdings, Inc. Class A (b)	155,130	5,462,127
Textron, Inc.	12,100	1,103,520
The Boeing Co. (b)	198,967	34,568,527
		139,097,532
Air Freight & Logistics - 1.3%
FedEx Corp.	11,492	3,433,465
United Parcel Service, Inc. Class B	117,763	15,138,434
		18,571,899
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	75,400	1,410,734
GFL Environmental, Inc.	36,800	1,594,717
Veralto Corp.	7,633	858,178
		3,863,629
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	5,300	90,630
Electrical Equipment - 3.3%
Acuity Brands, Inc.	3,856	982,123
GE Vernova LLC (c)	140,353	28,210,953
Hubbell, Inc. (c)	10,185	4,073,185
Regal Rexnord Corp.	23,300	3,909,973
Vertiv Holdings Co.	126,200	10,478,386
		47,654,620
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	83,058	4,350,578
Machinery - 1.0%
Allison Transmission Holdings, Inc.	19,500	1,808,625
Chart Industries, Inc. (b)	12,000	1,468,800
Cummins, Inc.	7,000	2,189,950
Deere & Co.	7,100	2,738,754
Fortive Corp.	26,400	1,964,160
Nordson Corp.	2,100	538,776
Otis Worldwide Corp.	19,696	1,865,014
Stanley Black & Decker, Inc.	10,800	1,105,488
Westinghouse Air Brake Tech Co.	8,145	1,381,148
		15,060,715
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	9,400	1,047,724
Professional Services - 0.1%
Equifax, Inc.	4,200	1,289,946
Trading Companies & Distributors - 0.1%
Watsco, Inc.	2,200	1,045,924
TOTAL INDUSTRIALS		232,073,197
INFORMATION TECHNOLOGY - 22.4%
IT Services - 0.3%
EPAM Systems, Inc. (b)	3,000	602,280
IBM Corp.	12,200	2,465,986
Twilio, Inc. Class A (b)	23,200	1,456,032
		4,524,298
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	12,318	2,892,759
Applied Materials, Inc. (c)	22,016	4,342,876
BE Semiconductor Industries NV	10,520	1,369,874
Broadcom, Inc.	69,300	11,283,426
Lam Research Corp.	4,400	3,612,444
Marvell Technology, Inc.	149,501	11,397,956
NVIDIA Corp. (c)	572,900	68,387,073
Qualcomm, Inc.	50,101	8,782,705
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	40,400	6,936,680
Teradyne, Inc.	17,000	2,324,410
		121,330,203
Software - 10.6%
Adobe, Inc. (b)	22,100	12,694,461
Autodesk, Inc. (b)	16,441	4,248,354
Dassault Systemes SA	16,900	660,448
DoubleVerify Holdings, Inc. (b)	16,500	325,050
Elastic NV (b)	17,600	1,340,944
Intuit, Inc. (c)	6,400	4,033,664
Microsoft Corp.	241,053	100,552,848
Oracle Corp.	78,700	11,119,523
Sage Group PLC	105,100	1,395,461
Salesforce, Inc.	4,800	1,213,920
SAP SE sponsored ADR	72,017	15,822,855
Workday, Inc. Class A (b)	2,700	710,613
		154,118,141
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	181,268	41,510,372
Dell Technologies, Inc. Class C	26,800	3,096,472
Samsung Electronics Co. Ltd.	41,670	2,314,879
		46,921,723
TOTAL INFORMATION TECHNOLOGY		326,894,365
MATERIALS - 1.8%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	8,900	2,481,765
Sherwin-Williams Co.	2,100	775,677
		3,257,442
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	1,083,200	13,639,969
Freeport-McMoRan, Inc. (c)	106,904	4,733,709
Ivanhoe Mines Ltd. (b)	324,400	4,325,654
		22,699,332
TOTAL MATERIALS		25,956,774
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	19,209	4,303,969
Crown Castle, Inc.	49,900	5,589,798
Equinix, Inc.	442	368,787
Terreno Realty Corp.	19,300	1,332,472
		11,595,026
UTILITIES - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp.	5,400	615,330
Edison International	11,400	992,142
Entergy Corp.	8,900	1,074,141
Southern Co. (c)	145,400	12,562,560
		15,244,173
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	11,000	939,730
TOTAL UTILITIES		16,183,903
TOTAL COMMON STOCKS (Cost $778,330,779)		1,424,878,267

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	33,458,372	33,465,063
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,460,003	5,460,549
TOTAL MONEY MARKET FUNDS (Cost $38,925,612)		38,925,612

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $817,256,391)	1,463,803,879
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(4,459,914)
NET ASSETS - 100.0%	1,459,343,965

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Applied Materials, Inc.	Chicago Board Options Exchange	65	1,282,190	230.00	10/18/24	(12,545)
Bank of America Corp.	Chicago Board Options Exchange	457	1,862,275	43.00	10/18/24	(22,393)
Eli Lilly & Co.	Chicago Board Options Exchange	6	576,012	1,000.00	10/18/24	(12,390)
Embraer SA sponsored ADR	Chicago Board Options Exchange	399	1,325,877	35.00	10/18/24	(41,895)
Freeport-McMoRan, Inc.	Chicago Board Options Exchange	557	2,466,396	50.00	10/18/24	(25,344)
GE Vernova LLC	Chicago Board Options Exchange	68	1,366,800	220.00	10/18/24	(34,340)
General Aerospace Co.	Chicago Board Options Exchange	224	3,911,488	195.00	11/15/24	(60,816)
General Electric Co.	Chicago Board Options Exchange	431	7,526,122	185.00	09/20/24	(24,567)
Hubbell, Inc.	Chicago Board Options Exchange	58	2,319,536	470.00	09/20/24	(14,500)
Intuit, Inc.	Chicago Board Options Exchange	3	189,078	690.00	10/18/24	(1,455)
JPMorgan Chase & Co.	Chicago Board Options Exchange	38	854,240	220.00	09/20/24	(27,265)
Match Group, Inc.	Chicago Board Options Exchange	827	3,077,267	40.00	10/18/24	(51,274)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	80	4,170,480	575.00	10/18/24	(41,000)
Mohawk Industries, Inc.	Chicago Board Options Exchange	52	806,728	160.00	10/18/24	(26,260)
NVIDIA Corp.	Chicago Board Options Exchange	285	3,402,045	160.00	10/18/24	(16,388)
NVIDIA Corp.	Chicago Board Options Exchange	285	3,402,045	150.00	10/18/24	(30,638)
NVIDIA Corp.	Chicago Board Options Exchange	285	3,402,045	144.00	10/18/24	(50,730)
Southern Co.	Chicago Board Options Exchange	293	2,531,520	95.00	11/15/24	(8,058)
Walmart, Inc.	Chicago Board Options Exchange	80	617,840	72.50	10/18/24	(48,400)
Wells Fargo & Co.	Chicago Board Options Exchange	648	3,788,856	60.00	10/18/24	(103,680)

TOTAL WRITTEN OPTIONS						(653,938)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,355,520 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $48,878,840.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	39,337,835	93,252,907	99,125,703	1,351,605	24	-	33,465,063	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,522,831	63,996,555	65,058,837	13,968	-	-	5,460,549	0.0%
Total	45,860,666	157,249,462	164,184,540	1,365,573	24	-	38,925,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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